INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets

Intangible assets, net consist of the following:

As of December 31,
2019
US$

Cryptocurrencies	1,208,340
Total	1,208,340
Less: Accumulated impairment	—
Intangible assets, net	1,208,340

The movement of intangible assets for the year ended December 31, 2019 is as follows:

		US$

Balance as of January 1, 2019		—
Through the acquisition of Unicorn	(i)	1,200,000
Addition	(ii)	10,402
Disposal	(ii)	(2,062)
Balance as of December 31, 2019		1,208,340

(i)

The Group acquired 60,000,000 Fifity Five (“FF”) through the acquisition of Unicorn. FF is a cryptocurrency based on ERC 20 and can be traded on BestTrade. The Group recognized and measured FF at its historical cost at 0.02 per FF.

(ii)	During the year ended 2019, the Group sold 103,107 FF for USDT amounting to $10,402. A net gain of $8,340 was recognized for the year ended December 31, 2019.